Other Long-term Liabilities - Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Employee future benefits (note 23)	$ 233	$ 214
Non-current lease liabilities	1,298	1,353
Stock-based compensation	19	19
Deferred revenue	37	152
Other	121	69
Other non-current financial liabilities	$ 410	$ 454